Vanguard International Growth Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.37%	6.53%	8.55%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	4.92%	7.50%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	5.14%	6.94%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.48%	6.64%	8.68%